Convertible Preference Shares of Subsidiary (Details) - Transactions along with the issuance of Series C CPS (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Convertible Preferred Stock [Member] | Series A Preferred Stock [Member] | 07/18/2008 [Member]
Class of Stock [Line Items]
Number of CPS (in Shares)	444,444	444,444
Initial Investor	MTDC	MTDC
Gross Proceeds	$ 1,000,000	$ 1,000,000
Issuance (Costs)	(30,000)	(30,000)
Exchange Gain (loss)
Net Cash Proceeds	970,000	970,000
Date if Exchanged
CPS Outstanding (in Shares)	444,444	444,444
Convertible Preferred Stock [Member] | Series A Preferred Stock [Member] | 11/27/2008 [Member]
Class of Stock [Line Items]
Number of CPS (in Shares)	444,444	444,444
Initial Investor	MTDC	MTDC
Gross Proceeds	1,000,000	1,000,000
Issuance (Costs)	(30,000)	(30,000)
Exchange Gain (loss)
Net Cash Proceeds	970,000	970,000
Date if Exchanged
CPS Outstanding (in Shares)	444,444	444,444
Convertible Preferred Stock [Member] | Series B Preferred Stock [Member] | 06/08/2009 [Member]
Class of Stock [Line Items]
Number of CPS (in Shares)	111,111	111,111
Initial Investor	EEV	EEV
Gross Proceeds	250,000	250,000
Issuance (Costs)	(19,393)	(19,393)
Exchange Gain (loss)	(18,029)	(18,029)
Net Cash Proceeds	212,578	212,578
Date if Exchanged	08/17/2010	08/17/2010
CPS Outstanding (in Shares)
Convertible Preferred Stock [Member] | Series B Preferred Stock [Member] | 03/09/2010 [Member]
Class of Stock [Line Items]
Number of CPS (in Shares)	111,111	111,111
Initial Investor	EEV	EEV
Gross Proceeds	250,000	250,000
Issuance (Costs)	(8,929)	(8,929)
Exchange Gain (loss)	(3,005)	(3,005)
Net Cash Proceeds	238,066	238,066
Date if Exchanged	08/17/2010	08/17/2010
CPS Outstanding (in Shares)
Convertible Preferred Stock [Member] | Series B Preferred Stock [Member] | 09/23/2009 [Member]
Class of Stock [Line Items]
Number of CPS (in Shares)	222,222	222,222
Initial Investor	PMSB	PMSB
Gross Proceeds	500,000	500,000
Issuance (Costs)	(7,500)	(7,500)
Exchange Gain (loss)
Net Cash Proceeds	492,500	492,500
Date if Exchanged	10/11/2013	10/11/2013
CPS Outstanding (in Shares)
Convertible Preferred Stock [Member] | Series B Preferred Stock [Member] | 05/13/2010 [Member]
Class of Stock [Line Items]
Number of CPS (in Shares)	222,222	222,222
Initial Investor	PMSB	PMSB
Gross Proceeds	500,000	500,000
Issuance (Costs)	(5,000)	(5,000)
Exchange Gain (loss)
Net Cash Proceeds	495,000	495,000
Date if Exchanged	10/11/2013	10/11/2013
CPS Outstanding (in Shares)
Convertible Preferred Stock [Member] | Series B Preferred Stock [Member] | 09/18/2009 [Member]
Class of Stock [Line Items]
Number of CPS (in Shares)	188,057	188,057
Initial Investor	KMP	KMP
Gross Proceeds	423,128	423,128
Issuance (Costs)	(11,319)	(11,319)
Exchange Gain (loss)
Net Cash Proceeds	411,809	411,809
Date if Exchanged	09/29/2010	09/29/2010
CPS Outstanding (in Shares)
Convertible Preferred Stock [Member] | Series C Preferred Stock [Member] | 03/10/2011 [Member]
Class of Stock [Line Items]
Number of CPS (in Shares)	3,233,734	3,233,734
Initial Investor	MTDC	MTDC
Gross Proceeds	5,000,000	5,000,000
Issuance (Costs)	(6,272)	(6,272)
Exchange Gain (loss)	58,575	58,575
Net Cash Proceeds	5,052,303	5,052,303
Date if Exchanged
CPS Outstanding (in Shares)	3,233,734	3,233,734
Subtotal [Member]
Class of Stock [Line Items]
Number of CPS (in Shares)	1,743,611	1,743,611
Gross Proceeds	3,923,128	3,923,128
Issuance (Costs)	(112,141)	(112,141)
Exchange Gain (loss)	(21,034)	(21,034)
Net Cash Proceeds	3,789,953	3,789,953
CPS Outstanding (in Shares)	888,888	888,888
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of CPS (in Shares)	4,977,345	4,977,345
Gross Proceeds	8,923,128	8,923,128
Issuance (Costs)	(118,413)	(118,413)
Exchange Gain (loss)	37,541	37,541
Net Cash Proceeds	$ 8,842,256	$ 8,842,256
CPS Outstanding (in Shares)	4,122,622	4,122,622